SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Narrative) (Details)	12 Months Ended
	Mar. 31, 2023 CAD ($) Share	Mar. 31, 2022 CAD ($)
Supplemental Cash Flow Information [Abstract]
Short-term investments, classified as cash equivalents | $	$ 200,000	$ 200,000
Number of share options exercised in cashless exercise | Share	233,333
Number of cashless stock option exercise | Share	62,409
Stock options exercised compensation received | $	$ 95,117